EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions		9 Months Ended
	Apr. 16, 2018	Sep. 30, 2021
Postemployment Benefits [Abstract]
Reduction of plan liability	$ 527
Amortization period of retirement benefits payable		4 years 6 months